ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 04, 2019	Apr. 30, 2019	Dec. 31, 2019	Jun. 10, 2019
Payable to a noncontrolling shareholder of KAH			$ 4,214
Shareholder Value Fund | Kaixin Auto Holdings [Member]
Payable to a noncontrolling shareholder of KAH			4,214
Shareholder Value Fund | Kaixin Auto Holdings [Member] | Waiver Agreement [Member]
Contribution amount		$ 1,600
Cash payments upon merger		4,000
Non cash consideration		2,600
Amount restructured		$ 2,600
Shares issued				4,213,629
Liabilities cancelled			$ 4,200
Shareholder Value Fund | Kaixin [Member] | Waiver Agreement [Member]
Amount paid as per waiver agreement	$ 1,600